Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets And Goodwill [Abstract]
Disclosure of detailed information about intangible assets and goodwill explanatory [Text Block]

As of December 31, 2021
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	3,447
Mining rights	Finite	149,532
Water rights and rights of way	Indefinite	4,909
Water rights	Finite	15,158
Customer-related intangible assets	Finite	-
Intellectual property	Finite	6,481
Other intangible assets	Finite	131
Intangible assets other than goodwill		179,658
Goodwill	Indefinite	34,596
Total Intangible Asset		214,254

As of December 31, 2020
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	4,826
Mining rights	Finite	150,046
Water rights and rights of way	Indefinite	5,343
Water rights	Finite	18,000
Customer-related intangible	Finite	-
Other intangible assets	Finite	192
Intangible assets other than goodwill		178,407
Goodwill	Indefinite	41,966
Total Intangible Asset		220,373

Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
a)	Movements in identifiable intangible assets as of December 31, 2021:

Gross Value Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Water rights Finite	Customer- related intangible assets	Intellectual property	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	35,281	160,496	7,424	18,000	1,778	-	2,274	45,500	270,753
Additions	296	344	-	-	-	-	9	-	649
Other increases / decreases for foreign currency exchange rates	(19)	2,283	(4)	-	-	-	(6)	-	2,254
Impairment losses recognized in profit or loss for the year	-	-	-	-	-	-	-	-	-
Decrease for classification as held for sale	-	-	-	-	-	-	-	-	-
Transferred from available for sale	-	16	-	-	-	-	-	-	16
Other increases (decreases)	58	(246)	-	-	-	7,370	-	(7,370)	(188)
Total increases (decreases)	335	2,397	(4)	-	-	7,370	3	(7,370)	2,731
Closing balance	35,616	162,893	7,420	18,000	1,778	7,370	2,277	38,130	273,484

Accumulated amortization and impairment Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Water rights Finite	Customer- related intangible assets	Intellectual property	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	(30,455)	(10,450)	(2,081)	-	(1,778)	-	(2,082)	(3,534)	(50,380)
Other increases / decreases for foreign currency exchange rates	2	-	-	-	-	-	-	-	2
Other increases (decreases)	-	-	-	-	-	-	-	-	-
Impairment losses recognized in profit for the year (1)	-	(48)	(430)	-	-	-	-	-	(478)
Amortization	(1,716)	(2,863)	-	(2,842)	-	(889)	(64)	-	(8,374)
Total increases (decreases)	(1,714)	(2,911)	(430)	(2,842)	-	(889)	(64)	-	(8,850)
Closing balance	(32,169)	(13,361)	(2,511)	(2,842)	(1,778)	(889)	(2,146)	(3,534)	(59,230)
(1)	See Note 21.5

Net value Movements in Identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Water rights Finite	Customer- related intangible assets	Intellectual property	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	4,826	150,046	5,343	18,000	-	-	192	41,966	220,373
Additions	296	344	-	-	-	-	9	-	649
Amortization	(1,716)	(2,863)	-	(2,842)	-	(889)	(64)	-	(8,374)
Impairment losses recognized in profit for the year	-	(48)	(430)	-	-	-	-	-	(478)
Other increases / decreases for foreign currency exchange rates	(17)	2,283	(4)	-	-	-	(6)	-	2,256
Decreases through sale	-	-	-	-	-	-	-	-	-
Transferred from available for sale	-	16	-	-	-	-	-	-	16
Other increases (decreases)	58	(246)	-	-	-	7,370	-	(7,370)	(188)
Total increases (decreases)	(1,379)	(514)	(434)	(2,842)	-	6,481	(61)	(7,370)	(6,119)
Closing balance	3,447	149,532	4,909	15,158	-	6,481	131	34,596	214,254

Movements in identifiable intangible assets as of December 31, 2020:

Gross Value Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Customer- related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	34,471	158,337	25,423	1,778	2,188	38,120	260,317
Additions	508	2,295	-	-	72	7,380	10,255
Other increases / decreases for foreign currency exchange rates	5	-	1	-	-	-	6
Decreases through sale	-	(136)	-	-	-	-	(136)
Other increases (decreases)	297	-	-	-	14	-	311
Total increases (decreases)	810	2,159	1	-	86	7,380	10,436
Closing balance	35,281	160,496	25,424	1,778	2,274	45,500	270,753
Accumulated amortization and impairment Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Customer- related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	(28,460)	(767)	(2,081)	(505)	(2,026)	(3,394)	(37,233)
Other increases / decreases for foreign currency exchange rates	-	-	-	-	-	-	-
Other increases (decreases)	-	(2)	-	-	-	-	(2)
Impairment losses recognized in profit for the year	(14)	(654)	-	(990)	-	(140)	(1,798)
Amortization	(1,981)	(9,027)	-	(283)	(56)	-	(11,347)
Total increases (decreases)	(1,995)	(9,683)	-	(1,273)	(56)	(140)	(13,147)
Closing balance	(30,455)	(10,450)	(2,081)	(1,778)	(2,082)	(3,534)	(50,380)
Net value Movements in Identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Customer- related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	6,011	157,570	23,342	1,273	162	34,726	223,084
Additions	508	2,295	-	-	72	7,380	10,255
Amortization	(1,981)	(9,027)	-	(283)	(56)	-	(11,347)
Impairment losses recognized in profit for the year	(14)	(654)	-	(990)	-	(140)	(1,798)
Other increases / decreases for foreign currency exchange rates	5	-	1	-	-	-	6
Decreases through sale	-	(136)	-	-	-	-	(136)
Other increases (decreases)	297	(2)	-	-	14	-	309
Total increases (decreases)	(1,185)	(7,524)	1	(1,273)	30	7,240	(2,711)
Closing balance	4,826	150,046	23,343	-	192	41,966	220,373

Disclosure of reconciliation of changes in goodwill
(b)	Movements in identifiable goodwill as of December 31, 2021:

Gross Value Movements in identifiable goodwill	Opening balance	Additional recognition	Reclassification to intangible assets	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	3,214	-	-	-	3,214
SQM S.A.	22,255	-	-	-	22,255
SQM Iberian S.A.	148	-	-	-	148
SQM Investment Corporation	86	-	-	-	86
Soquimich Comercial S.A.	320	-	-	-	320
Soquimich European Holding B.V.	11,383	-	-	-	11,383
SQM Holland B.V. (*)	7,370	-	-	(7,370)	-
SQM Potasio S.A.	724	-	-	-	724
Total increases (decreases)	45,500	-	-	(7,370)	38,130
Closing balance	45,500	-	-	(7,370)	38,130

(*) The measurement of assets and liabilities related to the acquisition of the WNSPK (see Note 7) was completed in 2021 and as a result, Th$7,370 was identified as intellectual property and reclassified from goodwill accordingly.

Accumulated impairment Movements in identifiable goodwill	Opening balance	Additional recognition	Reclassification to intangible assets	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	(3,214)	-	-	-	(3,214)
SQM S.A.	-	-	-	-	-
SQM Iberian S.A.	-	-	-	-	-
SQM Investment Corporation	-	-	-	-	-
Soquimich Comercial S.A.	(320)	-	-	-	(320)
Soquimich European Holding B.V.	-	-	-	-	-
SQM Holland B.V.	-	-	-	-	-
SQM Potasio S.A.	-	-	-	-	-
Total increases (decreases)	(3,534)	-	-	-	(3,534)
Closing balance	(3,534)	-	-	-	(3,534)

Net Value Movements in identifiable goodwill	Opening balance	Additional recognition	Reclassification to intangible assets	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	-	-	-	-	-
SQM S.A.	22,255	-	-	-	22,255
SQM Iberian S.A.	148	-	-	-	148
SQM Investment Corporation	86	-	-	-	86
Soquimich Comercial S.A.	-	-	-	-	-
Soquimich European Holding B.V.	11,383	-	-	-	11,383
SQM Holland B.V.	7,370	-	-	(7,370)	-
SQM Potasio S.A.	724	-	-	-	724
Total increases (decreases)	41,966	-	-	(7,370)	34,596
Closing balance	41,966	-	-	(7,370)	34,596

Movements in identifiable goodwill as of December 31, 2020

Gross Value Movements in identifiable goodwill	Opening balance	Additional recognition	Impairment losses recognized in profit or loss for the year (-)	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	3,214	-	-	-	3,214
SQM S.A.	22,255	-	-	-	22,255
SQM Iberian S.A.	148	-	-	-	148
SQM Investment Corporation	86	-	-	-	86
Soquimich Comercial S.A.	320	-	-	-	320
Soquimich European Holding B.V.	11,373	10	-	10	11,383
SQM Holland B.V.	-	7,370	-	7,370	7,370
SQM Potasio S.A.	724	-	-	-	724
Total increases (decreases)	38,120	7,380	-	7,380	45,500
Closing balance	38,120	7,380	-	7,380	45,500

Accumulated impairment Movements in identifiable goodwill	Opening balance	Additional recognition	Impairment losses recognized in profit or loss for the year (-)	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	(3,214)	-	-	-	(3,214)
SQM S.A.	-	-	-	-	-
SQM Iberian S.A.	-	-	-	-	-
SQM Investment Corporation	-	-	-	-	-
Soquimich Comercial S.A.	(180)	-	(140)	(140)	(320)
Soquimich European Holding B.V.	-	-	-	-	-
SQM Holland B.V.	-	-	-	-	-
SQM Potasio S.A.	-	-	-	-	-
Total increases (decreases)	(3,394)	-	(140)	(140)	(3,534)
Closing balance	(3,394)	-	(140)	(140)	(3,534)

Net Value Movements in identifiable goodwill	Opening balance	Additional recognition	Impairment losses recognized in profit or loss for the year (-)	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	-	-	-	-	-
SQM S.A.	22,255	-	-	-	22,255
SQM Iberian S.A.	148	-	-	-	148
SQM Investment Corporation	86	-	-	-	86
Soquimich Comercial S.A.	140	-	(140)	(140)	-
Soquimich European Holding B.V.	11,373	10	-	10	11,383
SQM Holland B.V.	-	7,370	-	7,370	7,370
SQM Potasio S.A.	724	-	-	-	724
Total increases (decreases)	34,726	7,380	(140)	7,240	41,966
Closing balance	34,726	7,380	(140)	7,240	41,966